Stock Based Compensation (Tables)	12 Months Ended
Sep. 30, 2014
Stock Based Compensation [Abstract]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Weighted Average Grant Date Fair Value [Table Text Block]

	September		September
	2014		2013
Shares of restricted stock		—	4,519
Grant date fair value per share		$—	$8.04
Number of stock options		—	16,000
Exercise price	$	NA	$8.04
Fair value per option	$	NA	$4.85
Risk free interest rate		NA	1.62%
Volatility factor		NA	61.2%
Expected life		NA	7 years
Dividends		NA	none

Summary of Non-Vested Restricted Shares [Table Text Block]

		Weighted Average
	Restricted	Grant Date Fair
	Shares	Value
Non-vested at September 30, 2012	28,255	$8.99
Vested	(15,584)	$9.74
Non-vested at September 30, 2013	12,771	$8.24
Vested	(4,265)	$8.20
Non-vested at September 30, 2014	8,506	$8.26

Summary of Stock Option Activity [Table Text Block]

	Number	Weighted	Weighted Average
	of Stock	Average	Remaining Contractual
	Options	Exercise Price	Term
Balance at September 30, 2012	186,479	$9.56	6.2 years
Granted	—	$—	—
Balance at September 30, 2013	186,479	$9.56	5.2 years
Granted	—	—	—
Balance at September 30, 2014	186,479	$9.56	4.2 years
Exercisable at September 30, 2014	163,439	$9.77	2.4 years